Trade and other receivables - non-current - Summary of non-current assets - trade and other receivables noncurrent (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about trade and other receivables noncurrent [line items]
Trade and other receivables - non-current	$ 40	$ 43
Corporate credit card deposit [member]
Disclosure of detailed information about trade and other receivables noncurrent [line items]
Trade and other receivables - non-current	$ 40	$ 43